LEASES (Details 1) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
IfrsStatementLineItems [Line Items]
Carrying amount at beginning	¥ 360
Addition
Accretion of interest recognized during the year	6
Payments	(366)
Carrying amount at ending
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning
Addition
Accretion of interest recognized during the year
Payments
Carrying amount at ending
Offices and warehouse [Member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning	360
Addition
Accretion of interest recognized during the year	6
Payments	(366)
Carrying amount at ending